Intangible assets (Details 1) - GBP (£) £ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
MTX228 tolimidone acquired IPRD* [member]
IfrsStatementLineItems [Line Items]
Carrying amount	[1]	£ 2,938	£ 2,938
MTX230 eRapa acquired IPRD* [member]
IfrsStatementLineItems [Line Items]
Carrying amount	[1]	£ 2,707

[1]	asset is not yet in use and has not started amortising